As filed with the Securities and Exchange Commission on March 21, 2011

Securities Act File No. 333-156770
Investment Company Act File No. 811-22264

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment ☐

Post-Effective Amendment No. 7 ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12 ☒

(Check appropriate box or boxes)

THE MOTLEY FOOLS FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of Principal Executive Offices, including Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code)

Peter E. Jacobstein
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and Address of Agent for Service)

COPY TO:

John McGuire, Esq.

Morgan Lewis & Bockius LLP

1111 Pennsylvania Ave., NW
Washington, DC 20004-2541

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 21st day of March 2011.

The Motley Fool Funds Trust

By:	/s/ Peter E. Jacobstein
Peter E. Jacobstein
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Peter E. Jacobstein
Peter E. Jacobstein	Trustee and President	March 21, 2011

/s/ Ollen C. Douglass
Ollen C. Douglass	Treasurer	March 21, 2011

Kathleen A. O’Neil*
Kathleen A. O’Neil	Trustee	March 21, 2011

Gary Langbaum*
Gary Langbaum	Trustee	March 21, 2011

Stephen L. Boyd*
Stephen L. Boyd	Trustee	March 21, 2011

*	/s/Ollen C. Douglass
Ollen C. Douglass

*     Attorney-in-Fact pursuant to powers of attorney for Peter Jacobstein, Kathleen O’Neil, Stephen Boyd and Gary Langbaum dated March 31, 2010.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase